                                                                                                                   SCUDDER
                                                                                                               INVESTMENTS



Supplement to the currently effective prospectus of each of the listed funds:

 Scudder 21st Century Growth Fund             Scudder Global Fund                         Scudder Pathway Series: Conservative
 Scudder Aggressive Growth Fund               Scudder Gold and Precious Metals Fund         Portfolio
 Scudder Blue Chip Fund                       Scudder Greater Europe Growth Fund          Scudder Pathway Series: Growth Portfolio
 Scudder Capital Growth Fund                  Scudder Growth and Income Fund              Scudder Pathway Series: Moderate
 Scudder-Dreman Financial Services Fund       Scudder Growth Fund                           Portfolio
 Scudder-Dreman High Return Equity Fund       Scudder Health Care Fund                    Scudder RREEF Real Estate Securities Fund
 Scudder-Dreman Small Cap Value Fund          Scudder International Equity Fund           Scudder S&P 500 Stock Fund
 Scudder Dynamic Growth Fund                  Scudder International Fund                  Scudder Small Cap Growth Fund
 Scudder Emerging Markets Growth Fund         Scudder International Select Equity Fund    Scudder Small Company Stock Fund
 Scudder European Equity Fund                 Scudder Japanese Equity Fund                Scudder Small Company Value Fund
 Scudder Flag Investors Communications Fund   Scudder Large Cap Value Fund                Scudder Target 2013 Fund
 Scudder Flag Investors Equity Partners       Scudder Large Company Growth Fund           Scudder Tax Advantaged Dividend Fund
   Fund                                       Scudder Large Company Value Fund            Scudder Technology Fund
 Scudder Flag Investors Value Builder Fund    Scudder Latin America Fund                  Scudder Technology Innovation Fund
 Scudder Focus Value + Growth Fund            Scudder Micro Cap Fund                      Scudder Top 50 US Fund
 Scudder Global Biotechnology Fund            Scudder Mid Cap Fund                        Scudder Total Return Fund
 Scudder Global Discovery Fund                Scudder New Europe Fund
                                              Scudder Pacific Opportunities Fund

The following replaces similar information in each fund's prospectus under the heading "How Much Investors Pay":

The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within 12 to 18 months following purchase.


The following replaces similar information in each fund's prospectus under the heading "Choosing a Share Class":

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within 12 months of owning them and a similar charge of 0.50% on shares you sell within 12 to 18 months of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


July 1, 2004

                                                                         SCUDDER
                                                                     INVESTMENTS

                            Sector Specific Funds I
                            Classes A, B and C



                       Prospectus

--------------------------------------------------------------------------------
                        |
                        |    Scudder Health Care Fund
                        |    October 1, 2004
                        |
                        |    Scudder Global Biotechnology Fund
                        |    January 1, 2004, as revised October 1, 2004
                        |
                        |    Scudder Technology Fund
                        |    January 8, 2004, as revised October 1, 2004





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                    How to Invest in the Funds

     4  Scudder Health Care Fund          40  Choosing a Share Class

    10  Scudder Global Biotechnology      46  How to Buy Shares
        Fund
                                          47  How to Exchange or Sell
    17  Scudder Technology Fund               Shares

    23  Other Policies and Secondary      48  Policies You Should Know
        Risks                                 About

    25  Who Manages and Oversees          57  Understanding Distributions
        the Funds                             and Taxes

    30  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                           |   Class A     Class B     Class C
                                           |
                           ticker symbol   |   SUHAX       SUHBX       SUHCX
                             fund number   |   452         652         752

Scudder Health Care Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the fund's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The fund will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency debt securities.

The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

Top-down analysis. The managers consider the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies within the health care sector at different times.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.

The fund may lend its investment securities up to 331/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.


The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, health care stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept the above-average risks of sector specific investment and who are interested in exposure to the health care sector.

Growth Investing Risk. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Concentration Risk. The fund concentrates its investments in the industries of the health care sector. As a result, factors affecting that sector, For example, health care companies could be hurt by such as rapid product obsolescence and the unpredictability of winning government approvals, will have a significant impact on the fund's performance.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o foreign stocks may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares was December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A or B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Health Care Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999       11.10
2000       59.35
2001      -10.88
2002      -24.62
2003       32.97


2004 Total Return as of June 30: 4.22%

For the periods included in the bar chart:

Best Quarter: 21.24%, Q2 2000                    Worst Quarter: -21.47%, Q1 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2003
--------------------------------------------------------------------------------

                                                                       Since
                                     1 Year          5 Years        Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                 25.33            8.31            9.22
--------------------------------------------------------------------------------
  Return after Taxes on               25.33            8.12            8.44
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on               14.45            6.99            7.32
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)         28.78            8.55            9.31
--------------------------------------------------------------------------------
Class C (Return before Taxes)         31.82            8.72            9.45
--------------------------------------------------------------------------------
Index 1 (reflects no deductions       28.68           -0.57            1.62
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions       23.22            3.23            6.27
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

*    Since 3/2/1998. Index comparison begins 3/31/1998.

Total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

-------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.




-------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                          Class A    Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on               5.75%     None       None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge            None*      4.00%      1.00%
(Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                       0.85%     0.85%      0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.20      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.56      0.65       0.62
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.61      2.50       2.47
--------------------------------------------------------------------------------
Less Expense Reimbursements***                       0.01      0.08       0.05
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                   1.60      2.42       2.42
(after waiver)
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within 12 to 18 months following purchase.

** Restated and estimated to reflect the termination of the fixed rate administrative fee.

*** Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.39%, 1.41% and 1.41% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or services fees, and trustee and trustee counsel fees.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $728      $1,053       $1,400       $2,375
--------------------------------------------------------------------------------
Class B shares                        645       1,071        1,523        2,410
--------------------------------------------------------------------------------
Class C shares                        345         765        1,311        2,802
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $728      $1,053       $1,400       $2,375
--------------------------------------------------------------------------------
Class B shares                        245         771        1,323        2,410
--------------------------------------------------------------------------------
Class C shares                        245         765        1,311        2,802
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   DBBTX       DBBBX       DBBCX
                                fund number  |   475         675         775

Scudder Global Biotechnology Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund invests to maximize total return.

The fund seeks to maximize total return by investing primarily in equity securities of companies that the Advisors expect will benefit from their involvement in the biotechnology industry. Under normal market conditions, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in equity or equity-related securities of biotechnology companies. Equity or equity-related securities include common stocks, preferred stocks, American Depository Receipts and Global Depository Receipts.

Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new products and apply new and innovative processes. For example, such processes could be used to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural- and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, companies with new and different products and strategies will likely be included in the industry over time.

These companies may be located in the US and abroad and may have operations in more than one country. Substantially all of the fund's investments abroad will be in developed countries. The fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations in that country.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and foreign currency transactions. The fund may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

The fund may invest in companies of varying market capitalizations. The fund generally expects that its holdings will include securities of 40-60 companies, but the fund is not limited in the number of its holdings.

The fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the global biotechnology sector. The fund's fundamental research seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies appear to be poised to develop and exploit new technologies or participate in growth markets, or have a clear strategy, a focus on profitability, or an established brand name. The fund will also assess factors such as company management, market position, and quality of scientific research and clinical trials underlying the company's products or services. No one characteristic or factor is determinative, and the analysis may differ by company and region. The fund's due diligence includes reviewing publicly available scientific and clinical data underlying the company's products or services and interviewing physicians and scientific experts on such subjects.

The fund seeks to identify and invest early in promising opportunities within the biotechnology sector. For example, the fund may invest in a company even before its product has been approved by applicable regulators, such as the US Food and Drug Administration, or is available for sale.

Generally, the fund pursues a "buy and hold" investment strategy. However, the fund will consider selling all or part of a security holding if under the circumstances the Advisors deem a sale is appropriate including:

o the stock has reached an intermediate-term price objective, its outlook no longer seems sufficiently promising and a relatively more attractive stock emerges;

o the issuer is experiencing deteriorating fundamentals or its fundamentals have changed substantially;

o the company has experienced a fundamental shift in its core business processes and objectives; or

o  the fund's portfolio needs to be rebalanced.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the biotechnology sector. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get attractive prices for them.

Foreign Investment Risk. To the extent that the fund holds the securities of companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. Finally, the currency of the country in which the fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

Concentration Risk. The fund concentrates its investments in biotechnology companies. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept the above-average risks of sector specific investment and who are interested in exposure to the biotechnology sector.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o  growth stocks may be out of favor for certain periods

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Global Biotechnology Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                                   Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2002      -45.14


2003 Total Return as of September 30: 51.60%

For the periods included in the bar chart:

Best Quarter: 4.68%, Q4 2002              Worst Quarter: -29.59%, Q2 2002

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                                                       Since
                                                       1 Year       Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                                   -48.29         -25.97
--------------------------------------------------------------------------------
  Return after Taxes on Distributions                   -48.29         -25.97
--------------------------------------------------------------------------------
  Return after Taxes on Distributions and Sale of       -29.65         -20.27
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)                           -47.18         -25.29
--------------------------------------------------------------------------------
Class C (Return before Taxes)                           -46.10         -24.42
--------------------------------------------------------------------------------
Index 1 (Reflects no deductions for fees, expenses      -21.06         -15.34
or taxes)
--------------------------------------------------------------------------------
Index 2 (Reflects no deductions for fees, expenses      -45.33         -21.88
or taxes)
--------------------------------------------------------------------------------

Index 1: MSCI World Index is an unmanaged, capitalization-weighted measure of stock markets around the world, including North America, Europe, Australia and Asia.

Index 2: NASDAQ Biotechnology Index is a modified capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the biotechnology sector.

*    Since 3/30/2001. Index comparison begins 3/31/2001.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.




--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        5.75%          None         None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None*         4.00%        1.00%
 Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.85%         0.85%        0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25          0.75         0.75
--------------------------------------------------------------------------------
Other Expenses**                              4.67          4.92         4.92
--------------------------------------------------------------------------------
Total Annual Operating Expenses***            5.77          6.52         6.52
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursements        4.27          4.27         4.27
--------------------------------------------------------------------------------
Net Annual Operating Expenses***              1.50          2.25         2.25
--------------------------------------------------------------------------------

* Purchases of $1 million or more of Class A shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if you redeem your shares within one year, and 0.50% if you redeem your shares during the second year after purchase. (See the section entitled "Choosing a Share Class -- Class A shares.")

**    Includes a 0.25% shareholder servicing fee for Class B and C shares.

*** Investment Company Capital Corporation, in its capacity as Advisor and Administrator, has contractually agreed to waive its fees and/or expenses of the fund through December 31, 2004 to the extent necessary to maintain the fund's expense ratio at the level indicated as "Net Annual Operating Expenses."

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $719      $1,836      $2,936       $5,612
--------------------------------------------------------------------------------
Class B shares                        628       1,848       3,027        5,616
--------------------------------------------------------------------------------
Class C shares                        328       1,548       2,827        5,860
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $719      $1,836      $2,936       $5,612
--------------------------------------------------------------------------------
Class B shares                        228       1,548       2,827        5,616
--------------------------------------------------------------------------------
Class C shares                        228       1,548       2,827        5,860
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                                            |
                             ticker symbol  |   KTCAX       KTCBX       KTCCX
                               fund number  |   001         201         301

  Scudder Technology Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks growth of capital.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the fund's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computer/hardware. The fund may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.

The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

In addition, the managers use the support of a quantitative analytic group and its tools to attempt to actively manage the forecasted volatility risk of the portfolio as a whole as compared to funds with a similar investment goal, as well as appropriate benchmarks and peer groups. The managers may favor securities from different industries and companies within the technology sector at different times.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given technology industry.


The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the technology sector of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get attractive prices for them.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Concentration Risk. The fund concentrates its investments in the group of industries constituting the technology sector. As a result, factors affecting this sector, such as market price movements, market saturation and rapid product obsolescence will have a significant impact on the fund's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes B and C shares was May 31, 1994. The performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of Classes B or C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Technology Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993         11.69
1994         11.35
1995         42.77
1996         20.60
1997          7.11
1998         43.59
1999        114.28
2000        -24.31
2001        -34.44
2002        -38.97


2003 Total Return as of September 30: 30.52%

For the periods included in the bar chart:

Best Quarter: 57.79%, Q4 1999             Worst Quarter: -34.76%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    -42.48          -2.56           7.25
--------------------------------------------------------------------------------
  Return after Taxes on                  -42.48          -3.66           4.64
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  -26.08          -0.92           6.08
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            -41.26          -2.50           6.83
--------------------------------------------------------------------------------
Class C (Return before Taxes)            -39.95          -2.38           6.88
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for      -22.10          -0.59           9.34
fees, expenses, or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for      -40.29          -3.27          N/A
fees, expenses, or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Technology Index, an unmanaged capitalization-weighted index based on a universe of technology-related stocks.

--------------------------------------------------------------------------------

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.




--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                  Class A       Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       5.75%         None          None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales             None*       4.00%          1.00%
Charge (Load) (as % of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               0.55%        0.55%          0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee             0.23         1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                             0.33         0.67           0.60
--------------------------------------------------------------------------------
Total Annual Operating Expenses***           1.11         2.22           2.15
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated and estimated to reflect the termination of the fixed rate administrative fee on September 30, 2003.

*** Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.990%, 1.310% and 1.275% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $682            $908         $1,151        $1,849
--------------------------------------------------------------------------------
Class B shares              625             994          1,390         2,013
--------------------------------------------------------------------------------
Class C shares              318             673          1,154         2,483
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $682            $908         $1,151        $1,849
--------------------------------------------------------------------------------
Class B shares              225             694          1,190         2,013
--------------------------------------------------------------------------------
Class C shares              218             673          1,154         2,483
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Boards of Scudder Health Care Fund and Scudder Technology Fund could change that fund's investment goal without seeking shareholder approval. The Board of Scudder Global Biotechnology Fund cannot change the fund's goal without shareholder approval. In addition, the applicable Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy.

o Certain funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible securities.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a fund to the effects of leverage, which could increase a fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into a fund. If a fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify a fund's performance if it has a small asset base. A fund is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that a fund will be able to obtain proportionately larger IPO allocations.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM"), Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Scudder Health Care Fund and Scudder Technology Fund

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for these funds. Under the supervision of a Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Global Biotechnology Fund

Investment Company Capital Corporation ("ICCC") is the fund's investment advisor. The address for ICCC is One South Street, Baltimore, Maryland 21202. ICCC is also the investment advisor to other mutual funds in the Scudder family of funds.

Investment Sub-Advisor (Scudder Global Biotechnology Fund)

Deutsche Asset Management International GmbH ("DeAMi" or "Sub-Advisor") is the sub-advisor to the fund. The address for DeAMi is Mainzer Landstrasse 16, 60325 Frankfurt am Main, Germany. Prior to September 1, 2003, DWS International Portfolio Management GmbH was the fund's sub-advisor.

ICCC is responsible for supervising and managing all of the fund's operations, including overseeing the performance of DeAMi. DeAMi is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates. ICCC compensates DeAMi out of its advisory fee.

DeIM, ICCC and DeAMi are indirect, wholly owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisors receive a management fee from each applicable fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

---------------------------------------------------------------------
Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder Health Care Fund                                0.85%
---------------------------------------------------------------------
Scudder Global Biotechnology Fund                       0.00%*
---------------------------------------------------------------------
Scudder Technology Fund                                 0.55%
---------------------------------------------------------------------

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The portfolio managers

The following people handle the day-to-day management of each fund.


Scudder Health Care Fund                    Scudder Global Biotechnology Fund

  James Fenger                                Dr. Noushin Irani
  Managing Director of Deutsche Asset         Lead Manager of the fund.
  Management and Co-Manager of the fund.       o Joined Deutsche Asset
    o Joined Deutsche Asset Management in        Management International GmbH
      1983 and the fund in 1998.                 in 2003 and DWS Investment
    o Over 20 years of investment industry       GmbH in 2002.
      experience.                              o Over 7 years of biotechnology
    o MBA, University of Wisconsin.              experience.
                                               o Ph.D in cell culture and
  Leefin Lai                                     molecular biology, Technical
  Managing Director of Deutsche Asset            University Braunschweig &
  Management and Co-Manager of the fund.         German Federal Research
   o Joined Deutsche Asset Management and        Institute for Biotechnology
     the fund in 2001, previously serving        (Germany).
     as an analyst for Salomon Smith
     Barney and Paine Webber and as Vice     Thomas E. Bucher
     President/analyst for Citigroup         CFA, Director of Deutsche Asset
     Global Asset Management and Scudder     Management and Co-Manager of
     Kemper Investments.                     the fund.
   o Over 11 years of investment industry     o Head of global equity research
     experience.                                team for Health Care sector
   o MBA, University of Illinois.               and portfolio manager for
                                                European Equity:  Frankfurt.
  Thomas E. Bucher                            o Joined Deutsche Asset
  CFA, Director of Deutsche Asset               Management in 1995, previously
  Management and Consultant of the fund.        serving as analyst for
   o Head of global equity research team        European Chemical, Oil, Steel
     for Health Care sector and portfolio       and Engineering sectors and
     manager for European                       analyst/portfolio manager for
     Equity: Frankfurt.                         Eastern European equity.
   o Joined Deutsche Asset Management in      o MA, University of Tuegingen,
     1995, previously serving as analyst        Germany.
     for European Chemical, Oil, Steel        o Joined the fund in 2002.
     and Engineering sectors and
     analyst/portfolio manager for
     Eastern European equity.
   o MA, University of Tuegingen, Germany.
   o Joined the fund in 2002.

Scudder Technology Fund                     Anne Meisner
                                            Managing Director of Deutsche Asset
  Ian Link                                  Management and Portfolio Manager of
  CFA, Managing Director of Deutsche Asset  the fund.
  Management and Lead Manager of the fund.   o Joined Deutsche Asset Management
   o Joined Deutsche Asset Management and      in 2001, after 9 years of
     the fund in 2004.                         experience at Goldman Sachs as
   o Head of Technology Global Sector          vice president, both in the
     Team.                                     fixed income technology
   o Prior to joining Deutsche Asset           division, as well as in equity
     Management, had 14 years of               research as the lead
     experience as senior vice president,      Infrastructure Software analyst,
     fund manager, head of communications      previously serving as member of
     and technology teams and equity           technical staff at Bell
     analyst for Franklin Templeton            Communications Research
     Investments.                              (formerly Bell Labs).
   o MBA, University of California,          o Analyst for global equity,
     Berkeley.                                 Hardware and Software sector:
                                               New York.
                                             o Joined the fund in 2003.
                                             o MBA, Columbia University
                                               Business School.
                                             o MS, Computer Science, Michigan
                                               State University.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder Technology Fund has been audited by Ernst & Young LLP, independent auditors, and the information for Scudder Global Biotechnology Fund and Scudder Health Care Fund has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Health Care Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended May 31,                         2004     2003     2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $17.97   $17.91   $20.41   $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b             (.18)    (.15)    (.19)    (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    3.98      .21    (2.32)   (2.86)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           3.80      .06    (2.51)   (2.93)
--------------------------------------------------------------------------------
Redemption fees                                --***    --***   .01       --
--------------------------------------------------------------------------------
Net asset value, end of period             $21.77   $17.97   $17.91   $20.41
--------------------------------------------------------------------------------
Total Return (%)^c                          21.15      .34   (12.25)  (12.55)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         40       24       17        7
--------------------------------------------------------------------------------
Ratio of expenses (%)                        1.59     1.53     1.48     1.40*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    (.91)    (.94)    (.98)   (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    62       53       62       65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of operations of Class A shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

Scudder Health Care Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended May 31,                          2004     2003      2002    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $17.60   $17.69    $20.33  $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b              (.34)    (.27)     (.34)   (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     3.89      .18     (2.31)  (2.88)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations            3.55     (.09)    (2.65)  (3.01)
--------------------------------------------------------------------------------
Redemption fees                                 --***    --***    .01      --
--------------------------------------------------------------------------------
Net asset value, end of period              $21.15   $17.60    $17.69  $20.33
--------------------------------------------------------------------------------
Total Return (%)^c                           20.17^d   (.51)   (12.99) (12.90)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          16       12        12       4
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions   2.43     2.32      2.28    2.19*
(%)
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions    2.42     2.32      2.28    2.19*
(%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (1.74)    (1.73)    (1.78)  (1.53)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                     62       53        62      65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of operations of Class B shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d    Total return would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

Scudder Health Care Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended May 31,                          2004     2003      2002    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $17.62   $17.70    $20.33  $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b              (.34)    (.27)     (.34)   (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     3.89      .19     (2.30)  (2.88)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations            3.55     (.08)    (2.64)  (3.01)
--------------------------------------------------------------------------------
Redemption fees                                 --***    --***    .01      --
--------------------------------------------------------------------------------
Net asset value, end of period              $21.17   $17.62    $17.70  $20.33
--------------------------------------------------------------------------------
Total Return (%)^c                           20.15     (.45)   (12.94) (12.90)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)           7        4         4       1
--------------------------------------------------------------------------------
Ratio of expenses (%)                         2.41     2.31      2.25    2.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    (1.73)   (1.72)    (1.75)  (1.50)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                     62       53        62      65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of operations of Class C shares) to May 31, 2001.

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

Scudder Global Biotechnology Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                                2003      2002    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 6.39    $10.61  $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                         (.11)^b   (.13)^b (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           2.79     (4.09)    .64
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     2.68     (4.22)    .61
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 9.07    $ 6.39  $10.61
--------------------------------------------------------------------------------
Total Return (%)^c                                    41.94    (39.77)   6.10**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)               7,348     3,147   5,021
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        5.77      5.81    6.39*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         1.50      1.50    1.50*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.47)    (1.42)   (.62)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             104        91      53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class A shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Global Biotechnology Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                                2003      2002    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 6.32    $10.58  $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                         (.16)^b   (.19)^b (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           2.75     (4.07)    .64
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     2.59     (4.26)    .58
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.91    $ 6.32  $10.58
--------------------------------------------------------------------------------
Total Return (%)^c                                    40.98    (40.26)   5.80**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)               1,379       273     382
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        6.52      6.56    7.14*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         2.25      2.25    2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (2.22)    (2.17)  (1.45)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             104        91      53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class B shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Global Biotechnology Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                                2003      2002    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 6.32    $10.58  $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                         (.16)^b   (.19)^b (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           2.74     (4.07)    .64
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     2.58     (4.26)    .58
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.90    $ 6.32  $10.58
--------------------------------------------------------------------------------
Total Return (%)^c                                    40.82    (40.26)   5.80**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                 897       226     279
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        6.52      6.56    7.14*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         2.25      2.25    2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (2.22)    (2.17)  (1.37)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             104        91      53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class C shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Technology Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended October 31,                2003     2002      2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 7.38   $10.80    $29.18  $21.29  $11.77
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a        (.07)    (.07)     (.06)   (.09)   (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      3.40    (3.35)   (15.74)   9.92   10.65
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations      3.33    (3.42)   (15.80)   9.83   10.59
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                            --       --     (2.58)  (1.94)  (1.07)
--------------------------------------------------------------------------------
Net asset value, end of period        $10.71   $ 7.38    $10.80  $29.18  $21.29
--------------------------------------------------------------------------------
Total Return (%)^b                     45.12   (31.67)^d (57.51)  47.06   94.71
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions) 1,231      885     1,521   3,711   2,233
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.17      .97      1.04^c  1.00     .93
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.17      .97      1.03^c   .99     .93
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income          (.82)    (.66)     (.40)   (.30)   (.38)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               51       60        96      59      59
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.02% and 1.02%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended October 31,                2003     2002      2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 6.46   $ 9.55    $26.46  $19.62  $11.03
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a        (.14)    (.14)     (.19)   (.36)   (.22)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      2.96    (2.95)   (14.14)   9.14    9.88
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations      2.82    (3.09)   (14.33)   8.78    9.66
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                            --       --     (2.58)  (1.94)  (1.07)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 9.28   $ 6.46    $ 9.55  $26.46  $19.62
--------------------------------------------------------------------------------
Total Return (%)^b                     43.65   (32.36)^d (57.90)  45.49   92.59
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)   306      264       494   1,307     465
--------------------------------------------------------------------------------
Ratio of expenses before expense        2.24     1.94      2.01^c  1.87    1.92
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         2.24     1.94      1.96^c  1.86    1.92
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income         (1.89)   (1.63)    (1.33)  (1.30)  (1.37)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               51       60        96      59       59
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.96% and 1.96%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended October 31,                2003     2002      2001    2000    1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 6.60   $ 9.75    $26.91  $19.91  $11.17
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a        (.14)    (.13)     (.18)   (.35)   (.21)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      3.03    (3.02)   (14.40)   9.29   10.02
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations      2.89    (3.15)   (14.58)   8.94    9.81
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                            --       --     (2.58)  (1.94)  (1.07)
--------------------------------------------------------------------------------
Net asset value, end of period        $ 9.49   $ 6.60    $ 9.75  $26.91  $19.91
--------------------------------------------------------------------------------
Total Return (%)^b                     43.79   (32.31)^d (57.85)  45.72   92.68
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    90       65       111     255      73
--------------------------------------------------------------------------------
Ratio of expenses before expense        2.19     1.84      1.94^c  1.76    1.82
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         2.19     1.84      1.89^c  1.75    1.82
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income         (1.84)   (1.53)    (1.26)  (1.22)  (1.27)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               51       60        96      59      59
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.89% and 1.89%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

This prospectus offers three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual shareholder            Class C
  servicing fee or distribution fee, as
  applicable
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 0.75% annual distribution fee and
  0.25% annual shareholder servicing fee
--------------------------------------------------------------------------------
Class C

o Deferred sales charge of 1.00%,         o The deferred sales charge rate is
  charged when you sell shares you          lower than Class B shares, but your
  bought within the last year               shares never convert to Class A, so
                                            annual expenses remain higher
o 0.75% annual distribution fee and
  0.25% annual shareholder servicing fee
--------------------------------------------------------------------------------

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, a fund's advisor or its affiliates may provide compensation to your financial advisor for distribution, administrative and promotional services.

Class A shares

Class A shares of Scudder Health Care Fund and Scudder Technology Fund have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year. Class A shares of Scudder Global Biotechnology Fund have a 12b-1 plan, under which a distribution fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

---------------------------------------------------------------------
                         Front-end Sales     Front-end Sales Charge
                          Charge as a %        as a % of your net
Your investment         of offering price*         investment
---------------------------------------------------------------------
Up to $50,000                 5.75                   6.10
---------------------------------------------------------------------
$50,000-$99,999               4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999             3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999             2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999             2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

* The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 in Class A shares (including Class A shares in other retail Scudder funds) over the next 24 months ("Letter of Intent")

o the amount of Class A shares you already own (including Class A shares in other retail Scudder funds) plus the amount you're investing now in Class A shares is at least $50,000 ("Cumulative Discount")

o you are investing a total of $50,000 or more in Class A shares of several funds on the same day ("Combined Purchases")

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Scudder family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

For more information about sales charge discounts, please visit www.scudder.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in the fund's Statement of Additional Information.

You may be able to buy Class A shares without sales charges when you are:

o  reinvesting dividends or distributions

o participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services

o exchanging an investment in Class A shares of another fund in the Scudder family of funds for an investment in the fund

o a current or former director or trustee of the Deutsche or Scudder mutual funds

o an employee (including the employee's spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank or its affiliates or of a subadvisor to any fund in the Scudder family of funds or of a broker-dealer authorized to sell shares of such funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without sales charges ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within 12 months of owning them and a similar charge of 0.50% on shares you sell within the next six months of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges. Class B shares of Scudder Health Care Fund and Scudder Technology Fund have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Class B shares of Scudder Global Biotechnology Fund have a 12b-1 plan, under which a distribution fee of up to 0.75% is deducted from class assets each year. Class B shares of Scudder Global Biotechnology Fund also deduct a 0.25% shareholder servicing fee from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

---------------------------------------------------------------------
Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                     4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

If you are thinking of making a large purchase in Class B shares or if you already own a large amount of Class A shares in this fund or other Scudder funds, it may be more cost efficient to purchase Class A shares instead. You should consult with your financial advisor to determine which class of shares is appropriate for you.

Class C shares

Class C shares of Scudder Health Care Fund and Scudder Technology Fund have a 12b-1 plan under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Class C shares of Scudder Biotechnology Fund have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from class assets each year. Class C shares of Scudder Global Biotechnology Fund also deduct a 0.25% shareholder servicing fee from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

---------------------------------------------------------------------
Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                           None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any up-front sales charge, their higher annual expenses mean that over the years, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial advisor

o Contact your advisor using the method   o Contact your advisor using the
  that's most convenient for you            method that's most convenient for
                                            you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

Not available                             o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

Not available                             o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

Not available                             o Call (800) 621-1048 to establish
                                            Internet access

                                          o Go to www.scudder.com and log in

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 51
existing accounts
--------------------------------------------------------------------------------
Through a financial advisor

o Contact your advisor by the method      o Contact your advisor by the method
  that's most convenient for you            that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Call (800) 621-1048 to establish        o Call (800) 621-1048 to establish
  Internet access                           Internet access

o Go to www.scudder.com and log in        o Go to www.scudder.com and log in

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment advisors.

If you are investing through an investment advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

Keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders for these or other reasons. However, there is no assurance that these policies will be effective in limiting the practice of market timing in all cases.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o the death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if these conditions exist.

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o  withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the funds' distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that may apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares. You may obtain additional information about other ways to sell your shares by contacting your investment provider.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price

To calculate net asset value per share or NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------    = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy shares is the NAV, although for Class A it will be adjusted to allow for any applicable sales charges (see "Choosing a Share Class").

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board that are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to most retirement accounts, if you have an automatic investment plan, to investors with $100,000 or more in Scudder fund shares or, in any case, where a fall in share price created the low balance)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders annually in December and, if necessary, may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Similarly, there will be no tax consequences when a qualified retirement plan buys or sells fund shares.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without applicable sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment (at NAV) is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of fund earnings you receive and your own fund transactions generally depends on their type:

--------------------------------------------------------------------
Generally taxed at capital         Generally taxed at ordinary
gain rates:                        income rates:
--------------------------------------------------------------------
Distributions from a fund

o gains from the sale of           o gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

o qualified dividend income        o all other taxable income
--------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares   o gains from selling fund
  held for more than one year        shares held for one year or
                                     less
--------------------------------------------------------------------

Any investments in foreign securities may be subject to foreign withholding or other taxes. In that case, each fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, any investments in foreign securities or foreign currencies may increase or accelerate each fund's recognition of ordinary income and may affect the timing or amount of each fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by each fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, each fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each fund's shares for the lower rates to apply.

For taxable years beginning on or before December 31, 2008, long- term capital gain rates applicable to individuals have been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund declares a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares the dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
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


Notes
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


Notes
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


Notes
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


To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------


Scudder Investments                        SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                  Public Reference Section
Chicago, IL 60606-5808                     Washington, D.C. 20549-0102
www.scudder.com                            www.sec.gov
(800) 621-1048                             (202) 942-8090






Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
                                     SEC File Numbers:

SCUDDER                              Scudder Health Care Fund           811-2021
INVESTMENTS
                                     Scudder Global Biotechnology Fund  811-8227
A Member of
Deutsche Asset Management [LOGO]     Scudder Technology Fund            811-0547